DEFERRED REVENUES (Schedule of deferred revenues) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,907.7	$ 1,877.8
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	970.2	932.1
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	904.1	904.7
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 33.4	$ 41.0